Significant Accounting Policies (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended							3 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS	Dec. 31, 2014 Subsidiary D [Member]	Dec. 31, 2014 Subsidiary E [Member]	Dec. 31, 2014 Series A USD ($)	Jun. 30, 2012 Series A ILS	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 London Interbank Offered Rate (LIBOR)	Jun. 30, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Jun. 30, 2010 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2014 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2014 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Senior Notes
Significant Accounting Policies [Line Items]
Components of accumulated other comprehensive income loss, tax	$ 71,364	$ 8,325
Percentage of equity voting rights															20.00%	50.00%
Voting rights											51.00%	100.00%
Contractual rights percentage												50.00%
Impairment of long-lived assets		900
Severance expenses	49,243	54,544	58,326
Cost of revenue sold, change in estimate	26,900	5,300	36,000
Percentage of cost of revenue sold	1.26%	0.25%	1.74%
Percentage of gross profit	3.26%	0.64%	4.41%
Cost of revenue sold, increase (decrease) to net income	23,400	4,600	32,500
Cost of revenue sold, increase (cecrease) in earnings per share, diluted	$ 0.55	$ 0.11	$ 0.77
Percentage of revenue from service	10.00%	10.00%	10.00%
Issuance amount of Series A Note	323,991	423,509		440,000	24,407	92,000	217,420	807,000		1,100,000				900,000
Cross currency interest rate swap, amount									287,000	1,100,000				900,000
Received interest payments semi-annually in NIS	3.00%				4.84%	4.84%			4.84%	4.84%
Debt instrument, description of variable rate basis																		LIBOR	LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate																	1.35%		1.65%	1.65%	1.84%
Senior notes fair value													357,589
Rights sold to receive payments from the Israeli Ministry of Defense		$ 161,693
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share	400	45,031	125,709